Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current
Trade payables	$ 344,526	$ 442,959
Deferred revenue	54,179	86,363
Withholding tax payable	2,977	5,820
Payroll and other related statutory liabilities	32,967	45,331
VAT payables	32,900	51,103
Other payables	53,063	37,573
Trade and other payables	520,612	669,149	[1]
Non-current
Other payables	2,320	1,459
Trade and other payables, non current	$ 2,320	$ 1,459	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.